Leases (Details) ₪ in Thousands	6 Months Ended
Jun. 30, 2020 ILS (₪)
Cost
Balance as of January 1, 2020	₪ 1,035
Additions during the year	56
Depreciation expense	(183)
Balance as of June 30, 2020	908
Offices [Member]
Cost
Balance as of January 1, 2020	988
Additions during the year
Depreciation expense	(165)
Balance as of June 30, 2020	823
Vehicles [Member]
Cost
Balance as of January 1, 2020	47
Additions during the year	56
Depreciation expense	(18)
Balance as of June 30, 2020	₪ 85